State Street SPDR Bloomberg High Yield Bond ETF Investment Strategy - State Street SPDR Bloomberg High Yield Bond ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the Bloomberg High Yield Very Liquid Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.The Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment-grade and are commonly referred to as “junk bonds.”The Index includes publicly issued U.S. dollar denominated, non-investment-grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, but not more than fifteen years, regardless of optionality; are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's Investors Service, Inc., Fitch Ratings Inc., or S&P Global Ratings, respectively; and have $500 million or more of outstanding face value. To be eligible for inclusion in the Index, a bond must have been issued within the past five years. Exposure to each eligible issuer will be capped at two percent of the Index. In addition, securities must be registered, exempt from registration at the time of issuance or issued under Rule 144A of the Securities Act of 1933, as amended. Original issue zero coupon bonds, step-up coupons that change according to a predetermined schedule, and payment-in-kind (“PIK”) securities and toggle notes paying interest in cash are also eligible. In addition, callable fixed-to-floating rate and fixed-to-variable bonds are eligible during their fixed-rate term only. The Index includes only corporate categories. The corporate categories are Industrial, Utility, and Financial Institutions. Securities excluded from the Index include non-corporate bonds, structured notes, private placements, bonds with equity-type features (e.g., warrants, convertibility), floating-rate issues, Eurobonds, defaulted bonds, partial PIK securities, PIK securities and toggle notes paying interest in-kind, and emerging market bonds. The Index is issuer capped and the securities in the Index are updated on the last business day of each month. As of August 31, 2026, a significant portion of the Fund comprised companies in the consumer cyclical sector, although this may change from time to time. As of July 31, 2026, there were 1,056 securities in the Index.The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.